CAPITAL RESERVE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Capital Reserve

	Year ended December 31,
	2023	2022		2021
Opening carrying amount	63,723	55,953		19,979
Issue of ordinary shares as a payment of contingent consideration	9,912	—	—	—
Issue of ordinary shares in initial public offering, net of attributable costs ( Note 11)	—	—		35,910
Issue of ordinary shares as payment of consideration for Roto Sports acquisition (Note 5)	—	4,600	—	—
Issue of ordinary shares as payment of consideration for BonusFinder acquisition (Note 5)	—	2,792	—	—
Share options and warrants exercised (Note 11, 13)	201	151		—
Issue of restricted shares (Note 11, 14)	304	227		—
Share options expired	26	—	—	—
Transfer from share capital reserve upon change of par value	—	—		64
Closing carrying amount	74,166	63,723		55,953